Business Combinations - Schedule of Effects on the Group’s Financial Statements (Details)	6 Months Ended				12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 MYR (RM)
Business Combinations - Schedule of Effects on the Group’s Financial Statements (Details) [Line Items]
Proceeds from disposal			RM 213,504	$ 46,464
Less: Cost of investment in a subsidiary company disposed (co level)	(1,210,005)				RM (1)
Less: Expenses incurred on disposal	(1)
Net gain on disposal of a subsidiary company at company level	(1,210,006)
Pre-acquisition reserves recognised upon acquisition	1,050,998
Post-acquisition reserves recognised up to the date of disposal
Net loss on strike off of a subsidiary company at Group level	(159,008)				RM (305,818)
ARB AI [Member]
Business Combinations - Schedule of Effects on the Group’s Financial Statements (Details) [Line Items]
Proceeds from disposal
Less: Cost of investment in a subsidiary company disposed (co level)	(1)
Less: Expenses incurred on disposal
Net gain on disposal of a subsidiary company at company level	(1)
Pre-acquisition reserves recognised upon acquisition
Post-acquisition reserves recognised up to the date of disposal
Net loss on strike off of a subsidiary company at Group level	(1)
ARBIOT [Member]
Business Combinations - Schedule of Effects on the Group’s Financial Statements (Details) [Line Items]
Proceeds from disposal
Less: Cost of investment in a subsidiary company disposed (co level)	(1,009,900)
Less: Expenses incurred on disposal	(1)
Net gain on disposal of a subsidiary company at company level	(1,009,901)
Pre-acquisition reserves recognised upon acquisition	999,999
Post-acquisition reserves recognised up to the date of disposal
Net loss on strike off of a subsidiary company at Group level	(9,902)
ARB Techsymbol [Member]
Business Combinations - Schedule of Effects on the Group’s Financial Statements (Details) [Line Items]
Proceeds from disposal
Less: Cost of investment in a subsidiary company disposed (co level)	(1)
Less: Expenses incurred on disposal
Net gain on disposal of a subsidiary company at company level	(1)
Pre-acquisition reserves recognised upon acquisition
Post-acquisition reserves recognised up to the date of disposal
Net loss on strike off of a subsidiary company at Group level	(1)
ARB Logistic [Member]
Business Combinations - Schedule of Effects on the Group’s Financial Statements (Details) [Line Items]
Proceeds from disposal
Less: Cost of investment in a subsidiary company disposed (co level)	(100,000)
Less: Expenses incurred on disposal
Net gain on disposal of a subsidiary company at company level	(100,000)
Pre-acquisition reserves recognised upon acquisition
Post-acquisition reserves recognised up to the date of disposal
Net loss on strike off of a subsidiary company at Group level	(100,000)
ARB WMS [Member]
Business Combinations - Schedule of Effects on the Group’s Financial Statements (Details) [Line Items]
Proceeds from disposal
Less: Cost of investment in a subsidiary company disposed (co level)	(100,000)
Less: Expenses incurred on disposal
Net gain on disposal of a subsidiary company at company level	(100,000)
Pre-acquisition reserves recognised upon acquisition	50,999
Post-acquisition reserves recognised up to the date of disposal
Net loss on strike off of a subsidiary company at Group level	(49,001)
ARB Information [Member]
Business Combinations - Schedule of Effects on the Group’s Financial Statements (Details) [Line Items]
Proceeds from disposal
Less: Cost of investment in a subsidiary company disposed (co level)	(1)
Less: Expenses incurred on disposal
Net gain on disposal of a subsidiary company at company level	(1)
Pre-acquisition reserves recognised upon acquisition
Post-acquisition reserves recognised up to the date of disposal
Net loss on strike off of a subsidiary company at Group level	(1)
ARB AI Tech [Member]
Business Combinations - Schedule of Effects on the Group’s Financial Statements (Details) [Line Items]
Proceeds from disposal
Less: Cost of investment in a subsidiary company disposed (co level)	(1)
Less: Expenses incurred on disposal
Net gain on disposal of a subsidiary company at company level	(1)
Pre-acquisition reserves recognised upon acquisition
Post-acquisition reserves recognised up to the date of disposal
Net loss on strike off of a subsidiary company at Group level	(1)
ARB 5G [Member]
Business Combinations - Schedule of Effects on the Group’s Financial Statements (Details) [Line Items]
Proceeds from disposal
Less: Cost of investment in a subsidiary company disposed (co level)	(100)
Less: Expenses incurred on disposal
Net gain on disposal of a subsidiary company at company level	(100)
Pre-acquisition reserves recognised upon acquisition
Post-acquisition reserves recognised up to the date of disposal
Net loss on strike off of a subsidiary company at Group level	(100)
ARB Big Data [Member]
Business Combinations - Schedule of Effects on the Group’s Financial Statements (Details) [Line Items]
Proceeds from disposal
Less: Cost of investment in a subsidiary company disposed (co level)	(1)
Less: Expenses incurred on disposal
Net gain on disposal of a subsidiary company at company level	(1)
Pre-acquisition reserves recognised upon acquisition
Post-acquisition reserves recognised up to the date of disposal
Net loss on strike off of a subsidiary company at Group level	RM (1)